Unaudited Interim Condensed Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Revenue from related parties	$ 23,300	$ 18,900
Credit Card Receivable [Member]
Factoring expense	$ 5,935	$ 3,646